Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Discount rate	5.44%	3.61%
Pension plan [member]
Disclosure of defined benefit plans [line items]
Rate of compensation increase	2.50%	2.50%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	5.40%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	5.50%